INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Crude oil and NGL	$ 149	$ 249
Materials, supplies and other	152	84
Total inventory	$ 301	$ 333